Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)
Distribute percentage of earnings after eliminating Variable interest entity accumulated losses	95.00%
Percentage of Variable interest entity after tax net income gain loss	10.00%
Percentage of service fee is subject value added sales tax	6.00%
Percentage of service fee is subject value added other taxe	12.00%
Percentage of service fee is subject value added tax	6.00%			6.00%
Subject to corporate income tax maximum percentage of net income loss	25.00%
Cash | ¥				¥ 68,531
Allowance for doubtful accounts	$ 14,719	$ 7,249
Inventory reserve	8,809	49,652
Allowance for doubtful debts relating to advances to suppliers	3,176	3,258
Depreciation expense	200,000	200,000
Contract liabilities, current	400,000	600,000
Cash maintained with People's Republic of China	$ 12,800,000	$ 76,300,000
Exchange rates (per RMB1)	0.1371	0.1406		0.1371
Average exchange rates	0.1418	0.1521	0.1540
Investment Interest Rate	2.05%			2.05%
Short-term deposit	$ 0	$ 35,144,444
Shipping and handling
Shipping and handling expenses	60,204	244,490	$ 235,956
Amortization expenses
Amortization expenses	$ 6,805	$ 31,984	$ 46,085